Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 4,642
2022	3,449
2023	2,520
2024	2,076
2025	1,744
2026 and thereafter	13,764
Total undiscounted cash flows	28,195
Less imputed interest	(3,686)
Present value of lease liabilities	$ 24,509